SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details)	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Mar. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Aug. 14, 2008 Chief Executive Officer Series A [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series A [Member] ILS	Aug. 14, 2008 Chief Executive Officer Series B [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series B [Member] ILS	Aug. 14, 2008 Chief Executive Officer Series C [Member] USD ($)	Aug. 14, 2008 Chief Executive Officer Series C [Member] ILS	Oct. 31, 2012 2012 Plan [Member]	Jun. 30, 2012 2012 Plan [Member]	Dec. 31, 2013 2012 Plan [Member] USD ($)	Dec. 31, 2012 2012 Plan [Member] USD ($)	Dec. 31, 2011 2012 Plan [Member] USD ($)	Jun. 28, 2012 2012 Plan [Member] USD ($)	Jun. 28, 2012 2012 Plan [Member] ILS	Dec. 31, 2012 2012 Plan [Member] Minimum [Member]	Dec. 31, 2012 2012 Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan																		380,000	380,000
Vesting period for plan							2 years		3 years		4 years			3 years
Ordinary shares, par value per share			0.9	0.9				0.9		0.9		0.9							0.9
Exercise price																		$ 6.5
Expected volatility							6.15%		6.15%		6.15%									41.57%	43.40%
Expected life of option, years																				2 years 2 months 23 days	3 years 2 months 23 days
Average risk-free interest rate																				0.23%	0.32%
Expected dividend yield																9.80%
Number of options
Options, Granted													330,000
Options, Expired					(43,652)
Options, Forfeited	(133,334)					(21,825)
Exercised	(6,666)
Options, ending	145,000
Exercisable at end of year	24,167
Weighted average exercise price
Options, Granted
Options, Expired
Options, Forfeited	$ 6.5
Exercised	$ 6.5
Options, ending	$ 6.5
Exercisable at end of year	$ 6.5
Weighted-average grant-date fair value of options granted		$ 0.19					$ 2.69		$ 2.90		$ 3.15
Aggregate intrinsic value															$ 212,000	$ 0	$ 0
Plan compensation expense															3,000	8,000	(37,000)
Unrecognized compensation cost related to non-vested stock options															$ 17,800	$ 46,900
Unrecognized compensation weighted average period of recognition, years															1 year 15 days
Period in which equity exceeds threshold														4 years